Nota 18 - Intangible assets. Impairment test hypotheses CGU Goodwill in the United States and Turkey (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United States [Member]
Disclosure Of Impairment Test Hypotheses Line Items
Description Of Discount Rates Applied To Cash Flow Projections	10.00%	10.50%	10.00%
Description Of Growth Rate Used To Extrapolate Cash Flow Projections	3.50%	4.00%	4.00%
Turkey [Member]
Disclosure Of Impairment Test Hypotheses Line Items
Description Of Discount Rates Applied To Cash Flow Projections	17.40%	24.30%	18.00%
Description Of Growth Rate Used To Extrapolate Cash Flow Projections	7.00%	7.00%	7.00%